Reconciliation of U.S Federal Income Tax Statutory Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	35.00%		35.00%		35.00%
State and local income taxes, net of federal tax benefits	4.10%		4.90%		4.20%
Changes in valuation allowances	15.50%	[1]	0.90%	[1]	(1.30%)	[1]
Taxes on foreign operations at rates different than statutory U.S. federal rates	5.90%		0.00%		(13.20%)
Resolution of prior years' examination issues	0.00%		(42.50%)		0.00%
Non-deductible debt extinguishment costs	18.80%		4.70%		0.00%
Non-deductible transaction-related costs	3.20%		0.30%		146.50%
Other non-deductible expenses	2.30%		0.60%		10.10%
Other	(1.30%)		(0.60%)		(0.70%)
Effective Income Tax Rate, Continuing Operations, Total	83.50%		3.30%		180.60%

[1]	For the year ended December 31, 2013, includes 13.1% related to our impairment expense.